Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets
Investments in available-for-sale securities	$ 7,280	$ 7,660
Total	7,280	7,660
Quoted Prices in Active Markets for Identical Assets (Level I)
Assets
Investments in available-for-sale securities	7,280	7,660
Total	7,280	7,660
Significant Other Observable Inputs (Level II)
Assets
Investments in available-for-sale securities	0	0
Total	0	0
Significant Unobservable Inputs (Level III)
Assets
Investments in available-for-sale securities	0	0
Total	$ 0	$ 0